Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Results for the year [Abstract]
Combined tax losses	$ (422,490)	$ 95,867		$ 28,348
Income tax recognized	$ (19,334)	$ 64,575		$ 4,799
Enacted Income Tax Law rate	30.00%	30.00%		30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax	$ (10,873)	$ (14,512)		$ (4,799)
Income tax (agreement)	0	(85,196)	[1]	0
Deferred income tax	30,207	35,133		0
Total income tax expense	19,334	(64,575)		$ (4,799)
Taxes payable, periodic payment		2,600
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax losses	(383,647)	(397,746)
Subsidiaries [Member]
Results for the year [Abstract]
Income tax recognized	36,243	48,373
Provision for income tax recognized in statement of profit or loss [Abstract]
Total income tax expense	$ (36,243)	$ (48,373)

[1]	During 2019, Grupo TMM agreed with the Tax Administration Service to resolve the Company's outstanding tax liabilities for the fiscal year 2010 through payment of 2.6 million pesos over a period of 36 months beginning in November 2019.